Annual Total Returns[BarChart] - Hartford Multifactor Emerging Markets ETF - Hartford Multifactor Emerging Markets ETF	2016	2017	2018	2019	2020
Total	8.23%	28.20%	(11.59%)	8.67%	2.23%